SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	9 Months Ended
Sep. 30, 2024
Statement of cash flows [abstract]
Schedule of Depreciation and Amortization
The depreciation and amortization is detailed as follows:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	$	$	$	$
Depreciation – property, plant and equipment	5,033,983	2,901,945	13,165,593	6,894,309
Depreciation – right-of-use assets	2,716,304	2,392,623	7,754,529	5,678,477
Amortization – intangible assets	1,293,767	1,945,520	5,319,408	5,142,318
Total depreciation and amortization	9,044,054	7,240,088	26,239,530	17,715,104

Schedule of Change In Non-cash Working Capital Items
The net change in non-cash working capital is detailed as follows:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	$	$	$	$
Inventories	17,217,218	(29,483,874)	29,476,819	(67,694,338)
Accounts receivable	9,399,934	(19,533,183)	22,905,724	(37,485,745)
Prepaid expenses	(383,740)	3,315,968	(979,680)	3,147,863
Trade and other payables (1)	(8,063,895)	6,027,042	(26,988,956)	21,432,260
Deferred revenue and other deferred liabilities	31,755,817	7,994,775	24,072,109	32,759,025
	49,925,334	(31,679,272)	48,486,016	(47,840,935)
(1)For the three months ended September 30, 2024, the net change in trade and other payables excludes trade and other payables as at September 30, 2024 related to the following non-cash working capital items: $196,729 in additions of intangible assets, $6,693,187 in acquisition of property, plant and equipment and includes trade and other payables as at June 30, 2024 related to the additions of intangible assets of $862,241 and related to the acquisition of property, plant and equipment of $7,758,536.

For the nine months ended September 30, 2024, the net change in trade and other payables excludes trade and other payables as at September 30, 2024 related to the following non-cash working capital items: $196,729 in additions of intangible assets and $6,693,187 related to the acquisition of property, plant and equipment and includes trade and other payables as at December 31, 2023 related to the additions of intangible assets of $634,331 and related to the acquisition of property, plant and equipment of $11,750,398.

For the three months ended September 30, 2023, the net change in trade and other payables excludes trade and other payables as at September 30, 2023 related to the following non-cash working capital items: $474,790 related to the additions of intangible assets and $7,928,670 related to the acquisition of property, plant and equipment and includes trade and other payables as at June 30, 2023 related to the additions of intangible assets of $630,775 and related to the acquisition of property, plant and equipment of $13,541,507.

For the nine months ended September 30, 2023, the net change in trade and other payables excludes trade and other payables as at September 30, 2023 related to the following non-cash working capital items: $474,790 related to the additions of intangible assets and $7,928,670 related to the acquisition of property, plant and equipment and includes trade and other payables as at December 31, 2022 related to the additions of intangible assets of $4,757,926 and related to the acquisition of property, plant and equipment of $16,229,912.